Trade and other payables (Details) - GBP (£) £ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Outstanding defined contribution pension costs	£ 9	£ 70
Social security and other taxes includes stamp duty payable	6,669
Less than one year
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Trade payables	6,715	846
Accrued expenses	26,358	1,226
Amounts due to related parties		56
Social security and other taxes	7,145	203
Outstanding defined contribution pension costs	9	70
Total trade and other payables	40,227	£ 2,401
Financial and capital markets advisory fees	9,666
After more than one year
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Deferred transaction fee payable	£ 5,975